Retirement benefit plan, Changes in Fair Value of Plan Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value of plan assets [Abstract]
At beginning of period	SFr (7,098)	SFr (7,464)	SFr (7,485)
Employer's contributions	1,210	1,089	950
At end of period	(3,213)	(7,098)	(7,464)
Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period	1,200
Fair Value of Plan Assets [Member]
Changes in fair value of plan assets [Abstract]
At beginning of period	26,791	22,749	19,139
Interest income	87	48	42
Employees' contributions	1,056	959	851
Employer's contributions	1,210	1,089	950
Benefits deposited	2,327	894	1,467
Return on plan assets excluding interest income	(2,274)	1,052	300
At end of period	SFr 29,197	SFr 26,791	SFr 22,749